INCOME TAXES (Details 2) $ in Millions	Dec. 31, 2015 USD ($)
State
Operating loss carryforwards
Net operating loss carryforwards	$ 50.1
Federal
Operating loss carryforwards
Net operating loss carryforwards	$ 87.5